787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Intermediate Duration Institutional Portfolio, a series of Sanford C. Bernstein Fund II, Inc.
(File No. 333-82336 and File No. 811-21034)

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund II, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 10, 2019, to the Prospectus, dated January 28, 2019, for Intermediate Duration Institutional Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated May 10, 2019 in XBRL for the Portfolio.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures